Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Significant Accounting Policies [Abstract]
Weighted Average Number of Shares Used for Net Income Per Share

The weighted average number of shares used for the years ended December 31, 2017, 2016 and 2015:

	2017	2016	2015

Basic	3,267,305	3,289,497	3,339,242

Diluted	3,272,310	3,289,497	3,339,242